UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22410

T. Rowe Price Real Assets Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Real Assets Fund

Investor Class (PRAFX)

This semi-annual shareholder report contains important information about Real Assets Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - Investor Class	$45	0.89%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,320,097
Number of Portfolio Holdings	344

Portfolio Turnover Rate	17.1%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Diversified Metals & Mining	10.1%
Gold	9.8
Industrial Real Estate Investment Trusts	6.9
Integrated Oil & Gas	6.7
Steel	6.6
Oil & Gas Exploration & Production	5.4
Multi-Family Residential Real Estate Investment Trusts	5.1
Retail Real Estate Investment Trusts	4.5
Copper	3.4
Other	41.5

Top Ten Holdings (as a % of Net Assets)

BHP Group	2.9%
Prologis	2.8
Equinix	2.7
Exxon Mobil	1.9
Public Storage	1.8
Welltower	1.8
Freeport-McMoRan	1.7
Simon Property Group	1.6
American Tower	1.5
AvalonBay Communities	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F176-053 8/24

Real Assets Fund

Investor Class (PRAFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Real Assets Fund

I Class (PRIKX)

This semi-annual shareholder report contains important information about Real Assets Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - I Class	$34	0.67%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,320,097
Number of Portfolio Holdings	344

Portfolio Turnover Rate	17.1%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Diversified Metals & Mining	10.1%
Gold	9.8
Industrial Real Estate Investment Trusts	6.9
Integrated Oil & Gas	6.7
Steel	6.6
Oil & Gas Exploration & Production	5.4
Multi-Family Residential Real Estate Investment Trusts	5.1
Retail Real Estate Investment Trusts	4.5
Copper	3.4
Other	41.5

Top Ten Holdings (as a % of Net Assets)

BHP Group	2.9%
Prologis	2.8
Equinix	2.7
Exxon Mobil	1.9
Public Storage	1.8
Welltower	1.8
Freeport-McMoRan	1.7
Simon Property Group	1.6
American Tower	1.5
AvalonBay Communities	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F522-053 8/24

Real Assets Fund

I Class (PRIKX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Real Assets Fund

Z Class (TRZRX)

This semi-annual shareholder report contains important information about Real Assets Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,320,097
Number of Portfolio Holdings	344

Portfolio Turnover Rate	17.1%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Diversified Metals & Mining	10.1%
Gold	9.8
Industrial Real Estate Investment Trusts	6.9
Integrated Oil & Gas	6.7
Steel	6.6
Oil & Gas Exploration & Production	5.4
Multi-Family Residential Real Estate Investment Trusts	5.1
Retail Real Estate Investment Trusts	4.5
Copper	3.4
Other	41.5

Top Ten Holdings (as a % of Net Assets)

BHP Group	2.9%
Prologis	2.8
Equinix	2.7
Exxon Mobil	1.9
Public Storage	1.8
Welltower	1.8
Freeport-McMoRan	1.7
Simon Property Group	1.6
American Tower	1.5
AvalonBay Communities	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1266-053 8/24

Real Assets Fund

Z Class (TRZRX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRAFX Real Assets Fund
PRIKX Real Assets Fund–
.
I Class
TRZRX Real Assets Fund–
.
Z Class

T. ROWE PRICE Real Assets Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 14.22 $ 13.55 $ 15.30 $ 12.40 $ 11.75 $ 10.09
Investment
activities
Net investment
income
(1)(2)
0.14 0.32 0.41 0.29 0.25 0.28
Net realized and
unrealized gain/
loss 0.07 0.57 (1.97) 2.89 0.57 1.69
Total from
investment
activities 0.21 0.89 (1.56) 3.18 0.82 1.97
Distributions
Net investment
income — (0.22) (0.19) (0.28) (0.17) (0.31)
NET ASSET
VALUE
End of period $ 14.43 $ 14.22 $ 13.55 $ 15.30 $ 12.40 $ 11.75

T. ROWE PRICE Real Assets Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
1.48% 6.60% (10.26)% 25.72% 6.99% 19.60%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.89%
(4)
0.95% 0.92% 0.84% 0.83% 0.81%
Net expenses
after waivers/
payments by
Price Associates 0.89%
(4)
0.95% 0.92% 0.84% 0.83% 0.81%
Net investment
income 1.96%
(4)
2.34% 2.91% 2.03% 2.34% 2.45%
Portfolio turnover
rate 17.1% 65.1% 47.8% 55.7% 52.5% 59.5%
Net assets, end of
period (in millions) $86 $142 $145 $323 $335 $2,322
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Real Assets Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 14.03 $ 13.39 $ 15.23 $ 12.34 $ 11.73 $ 10.08
Investment
activities
Net investment
income
(1)(2)
0.16 0.34 0.38 0.31 0.23 0.29
Net realized and
unrealized gain/
loss 0.07 0.57 (1.91) 2.89 0.61 1.69
Total from
investment
activities 0.23 0.91 (1.53) 3.20 0.84 1.98
Distributions
Net investment
income — (0.27) (0.31) (0.31) (0.23) (0.33)
NET ASSET
VALUE
End of period $ 14.26 $ 14.03 $ 13.39 $ 15.23 $ 12.34 $ 11.73

T. ROWE PRICE Real Assets Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
1.64% 6.87% (10.11)% 26.02% 7.18% 19.72%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.67%
(4)
0.69% 0.68% 0.67% 0.66% 0.66%
Net expenses
after waivers/
payments by
Price Associates 0.67%
(4)
0.69% 0.68% 0.67% 0.66% 0.66%
Net investment
income 2.30%
(4)
2.54% 2.76% 2.19% 2.15% 2.56%
Portfolio turnover
rate 17.1% 65.1% 47.8% 55.7% 52.5% 59.5%
Net assets, end
of period (in
thousands) $1,255,651 $1,153,256 $822,109 $508,942 $367,792 $945,041
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Real Assets Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 14.13 $ 13.47 $ 15.28 $ 12.38 $ 8.07
Investment activities
Net investment income
(2)(3)
0.21 0.44 0.50 0.41 0.21
Net realized and unrealized
gain/loss 0.07 0.56 (1.93) 2.89 4.38
Total from investment activities 0.28 1.00 (1.43) 3.30 4.59
Distributions
Net investment income — (0.34) (0.38) (0.40) (0.28)
NET ASSET VALUE
End of period $ 14.41 $ 14.13 $ 13.47 $ 15.28 $ 12.38
Ratios/Supplemental Data
Total return
(3)(4)
1.98% 7.54% (9.43)% 26.76% 56.91%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.65%
(5)
0.66% 0.65% 0.65% 0.65%
(5)
Net expenses after waivers/
payments by Price Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 2.97%
(5)
3.24% 3.57% 2.88% 2.38%
(5)
Portfolio turnover rate 17.1% 65.1% 47.8% 55.7% 52.5%
Net assets, end of period (in
millions) $8,978 $8,355 $5,657 $4,113 $2,914
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Real Assets Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
CLOSED-END MUTUAL FUNDS  0.1%
TRUSTS & FUNDS  0.1%
Trusts & Mutual Funds  0.1%
Sprott Physical Uranium Trust (CAD) (1) 423,200 7,845
Total Trusts & Funds 7,845
Total Closed-End Mutual Funds (Cost $9,896) 7,845
COMMON STOCKS  93.8%
COMMUNICATION SERVICES  0.1%
Integrated Telecommunication Services  0.1%
Cellnex Telecom (EUR)  210,936 6,861
Total Communication Services 6,861
CONSUMER DISCRETIONARY  1.0%
Homebuilding  0.2%
Persimmon (GBP)  1,309,639 22,224
22,224
Hotels, Resorts, & Cruise Lines  0.8%
Hilton Worldwide Holdings  218,047 47,578
InterContinental Hotels Group (GBP)  76,236 8,010
Kyoritsu Maintenance (JPY)  377,000 7,062
Marriott International, Class A  78,416 18,959
81,609
Total Consumer Discretionary 103,833
CONSUMER STAPLES  0.0%
Agricultural Products & Services  0.0%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $2,705 (1)(2)(3) 146,479 552
Total Consumer Staples 552
ENERGY  18.9%
Coal & Consumable Fuels  0.8%
Cameco  1,006,195 49,505
NAC Kazatomprom, GDR  693,044 27,682
77,187
Integrated Oil & Gas  6.7%
BP, ADR  1,863,953 67,289
Chevron  500,102 78,226
Equinor (NOK)  1,131,934 32,423
Exxon Mobil  1,696,993 195,358

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Galp Energia (EUR)  1,819,462 38,428
OMV (EUR)  485,481 21,102
Shell (GBP)  2,918,391 104,677
Suncor Energy (CAD)  1,431,138 54,555
TotalEnergies (EUR)  1,419,170 95,019
687,077
Oil & Gas Drilling  0.4%
Noble  448,053 20,006
Seadrill (1) 310,354 15,983
35,989
Oil & Gas Equipment & Services  2.3%
Atlas Energy Solutions (4) 673,100 13,415
Baker Hughes  995,030 34,995
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $2,530 (1)(2)(3)(5) 2,530,088 1,467
Expro Group Holdings (1) 715,082 16,390
Halliburton  1,068,361 36,089
Schlumberger  1,385,559 65,371
TechnipFMC  1,545,397 40,412
Tenaris, ADR  481,110 14,684
Weatherford International (1) 103,600 12,686
235,509
Oil & Gas Exploration & Production  5.4%
Canadian Natural Resources (CAD)  2,053,904 73,160
Chesapeake Energy  317,708 26,112
ConocoPhillips  1,160,554 132,744
Devon Energy  215,289 10,205
Diamondback Energy  281,984 56,450
EOG Resources  567,323 71,409
EQT  1,037,746 38,376
Hess  358,570 52,896
Kosmos Energy (1) 3,314,360 18,362
Permian Resources  1,197,383 19,338
Range Resources  933,373 31,296
Southwestern Energy (1) 4,266,198 28,712
559,060
Oil & Gas Refining & Marketing  1.4%
Marathon Petroleum  401,810 69,706
Phillips 66  160,396 22,643
Valero Energy  345,391 54,144
146,493

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oil & Gas Storage & Transportation  1.9%
Enbridge  1,864,919 66,372
Kinder Morgan  653,839 12,992
Targa Resources  368,467 47,451
Williams  1,740,273 73,962
200,777
Total Energy 1,942,092
INDUSTRIALS & BUSINESS SERVICES  1.3%
Construction & Engineering  0.2%
Quanta Services  63,805 16,212
16,212
Electrical Components & Equipment  0.3%
Hubbell  43,962 16,067
Schneider Electric (EUR)  68,756 16,484
32,551
Heavy Electrical Equipment  0.2%
GE Vernova (1) 132,289 22,689
22,689
Industrial Machinery & Supplies & Components  0.1%
Stanley Black & Decker  178,846 14,288
14,288
Rail Transportation  0.4%
Canadian National Railway (CAD)  82,370 9,734
Canadian Pacific Kansas City (4) 121,894 9,597
CSX  276,216 9,239
Norfolk Southern  36,193 7,770
Union Pacific  41,674 9,429
45,769
Trading Companies & Distributors  0.1%
Yellow Cake (GBP) (1) 1,095,669 8,051
8,051
Total Industrials & Business Services 139,560
MATERIALS  35.0%
Aluminum  0.5%
Alcoa  132,494 5,271
Aluminium Bahrain (BHD)  3,647,688 11,417
Aluminum Corp of China, Class H (HKD)  11,620,000 7,914
China Hongqiao Group (HKD)  5,120,000 7,727
Hindalco Industries (INR)  1,184,479 9,796

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Norsk Hydro (NOK)  2,222,502 13,856
55,981
Commodity Chemicals  0.2%
LG Chem (KRW)  40,057 9,982
Lotte Chemical (KRW)  94,100 7,806
17,788
Construction Materials  0.2%
Vulcan Materials  100,758 25,056
25,056
Copper  3.0%
Amman Mineral Internasional (IDR) (1) 14,552,400 9,763
Antofagasta (GBP)  576,052 15,309
ERO Copper (CAD) (1)(4) 2,682,749 57,340
First Quantum Minerals (CAD)  1,548,494 20,340
Freeport-McMoRan  3,700,057 179,823
Southern Copper  208,733 22,489
305,064
Diversified Chemicals  0.3%
BASF (EUR)  235,120 11,366
Huntsman  661,902 15,072
26,438
Diversified Metals & Mining  9.1%
Adriatic Metals, CDI (AUD) (1) 6,093,989 15,912
Anglo American (GBP)  4,300,757 135,906
BHP Group (AUD)  10,558,341 301,778
Boliden (SEK)  521,382 16,768
CMOC Group, Class H (HKD)  5,592,000 5,103
Glencore (GBP)  18,627,781 105,997
GMK Norilskiy Nickel (RUB) (2) 7,531,000 —
Grupo Mexico, Series B (MXN)  6,788,422 36,627
Ivanhoe Electric (1) 2,146,551 20,135
Ivanhoe Mines, Class A (CAD) (1)(4) 4,146,814 53,500
Meridian Mining U.K. Societas (CAD) (1)(4) 1,808,262 568
MP Materials (1)(4) 1,015,800 12,931
NGEx Minerals (CAD) (1) 1,888,192 11,180
Rio Tinto (AUD)  123,900 9,814
Rio Tinto (GBP)  1,454,184 95,421
Saudi Arabian Mining (SAR) (1) 1,695,058 19,203
South32 (AUD)  5,575,288 13,526
Teck Resources, Class B  1,696,595 81,267

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verai Discoveries, Series A1, Acquisition Date: 10/17/22,
Cost $1,258 (1)(2)(3) 62,199 1,258
936,894
Fertilizers & Agricultural Chemicals  0.4%
CF Industries Holdings  391,772 29,038
Mosaic  516,746 14,934
43,972
Forest Products  0.5%
Louisiana-Pacific  263,817 21,720
West Fraser Timber (CAD)  318,218 24,440
46,160
Gold  9.8%
Agnico Eagle Mines (CAD)  1,070,973 70,049
Agnico Eagle Mines  249,241 16,300
Alamos Gold, Class A (CAD)  2,946,552 46,221
Alamos Gold, Class A (CAD) (1) 190,150 2,834
Alamos Gold, Class A  1,404,733 22,026
Anglogold Ashanti  541,264 13,602
Anglogold Ashanti (ZAR)  1,121,111 28,260
Barrick Gold  2,364,547 39,441
Bellevue Gold (AUD) (1) 12,025,602 14,312
Capricorn Metals (AUD) (1) 7,244,121 23,049
Centamin (GBP)  10,232,163 15,637
Emerald Resources (AUD) (1) 15,136,187 35,567
Evolution Mining (AUD)  854,743 1,999
Franco-Nevada (CAD)  1,121,665 132,988
G Mining Ventures (CAD) (1)(4) 10,172,107 17,548
Genesis Minerals (AUD) (1) 1,303,233 1,530
Gold Fields (ZAR)  1,937,638 28,953
Harmony Gold Mining (ZAR)  1,514,968 14,026
Karora Resources (CAD) (1)(4) 561,835 2,448
Kinross Gold  2,306,397 19,189
Lundin Gold (CAD)  1,502,907 22,202
New Gold (CAD) (1) 2,989,447 5,900
Newmont  1,416,035 59,289
Newmont, CDI (AUD)  950,153 40,107
Northern Star Resources (AUD)  6,346,804 55,116
Ora Banda Mining (AUD) (1) 5,256,724 1,174
Osisko Gold Royalties (CAD) (4) 2,228,117 34,724
Osisko Mining (CAD) (1)(4) 11,667,485 24,392
Osisko Mining, Warrants, 8/28/24 (CAD) (1) 1,873,988 —
Polyus (RUB) (1)(2) 63,061 —

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Predictive Discovery (AUD) (1) 55,482,741 6,419
Red 5 (AUD) (1) 48,445,803 11,604
Royal Gold  209,128 26,175
Snowline Gold (CAD) (1) 1,907,342 7,389
Snowline Gold (CAD) (1) 60,009 221
Wesdome Gold Mines (CAD) (1) 4,166,646 33,563
Wheaton Precious Metals (CAD)  2,128,462 111,600
Zijin Mining Group, Class H (HKD) (4) 13,562,000 28,575
1,014,429
Industrial Gases  1.4%
Air Liquide (EUR)  228,045 39,358
Linde  241,880 106,139
145,497
Metal Glass & Plastic Containers  0.2%
Ball  374,760 22,493
22,493
Paper & Plastic Packaging Products & Materials  0.4%
International Paper  330,900 14,278
Packaging Corp. of America  141,788 25,885
40,163
Precious Metals & Minerals  1.1%
Alrosa (RUB) (2) 19,084,530 —
Anglo American Platinum (ZAR)  498,240 16,408
ARE Holdings (JPY)  136,600 1,786
Impala Platinum Holdings (ZAR)  6,549,079 32,526
Industrias Penoles (MXN) (1)(4) 1,014,388 13,217
Northam Platinum Holdings (ZAR)  4,115,975 28,793
Sibanye Stillwater (ZAR)  13,240,033 14,312
SilverCrest Metals (CAD) (1)(4) 560,563 4,581
111,623
Specialty Chemicals  1.3%
HB Fuller  211,626 16,287
International Flavors & Fragrances  243,038 23,140
RPM International  183,958 19,809
Sherwin-Williams  128,196 38,257
Shin-Etsu Chemical (JPY)  973,300 37,843
135,336
Steel  6.6%
ArcelorMittal (EUR)  1,022,943 23,435
BlueScope Steel (AUD)  504,685 6,851
Champion Iron (AUD)  3,397,591 14,402

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Champion Iron (CAD) (4) 773,842 3,315
China Steel (TWD)  11,681,000 8,311
Cleveland-Cliffs (1) 773,199 11,899
Commercial Metals  229,126 12,600
Fortescue (AUD)  817,908 11,644
Hoa Phat Group (VND) (1) 65,993,070 73,197
JFE Holdings (JPY)  803,000 11,589
JSW Steel (INR)  958,784 10,724
Nippon Steel (JPY) (4) 2,280,800 48,349
Nucor  852,834 134,816
POSCO Holdings (KRW)  35,232 9,222
Reliance  304,214 86,883
Steel Dynamics  890,340 115,299
Tata Steel (INR)  13,302,988 27,811
Vale, ADR  5,061,782 56,540
Warrior Met Coal  256,476 16,099
682,986
Total Materials 3,609,880
METALS & MINING RELATED  0.5%
Copper/Base Metals  0.2%
Filo (CAD) (1) 686,359 12,583
Foran Mining (CAD) (1)(4) 4,065,524 11,649
24,232
Gold & Silver  0.3%
Aya Gold & Silver (CAD) (1)(4) 1,586,405 15,747
Skeena Resources (CAD) (1)(4) 2,311,834 12,404
28,151
Total Metals & Mining Related 52,383
REAL ESTATE  36.0%
Data Center Real Estate Investment Trusts  2.8%
Digital Core REIT Management  12,985,200 7,382
Equinix, REIT  368,940 279,140
286,522
Diversified Real Estate Activites  1.4%
Kerry Properties (HKD)  4,268,500 7,427
Mitsubishi Estate (JPY)  3,133,100 49,325
Mitsui Fudosan (JPY)  5,909,300 54,389
Sun Hung Kai Properties (HKD)  4,132,000 35,802
146,943
Health Care Real Estate Investment Trusts  3.1%
Alexandria Real Estate Equities, REIT  211,628 24,754

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Healthcare Realty Trust, REIT  1,042,146 17,175
Ventas, REIT  1,909,753 97,894
Welltower, REIT  1,749,863 182,423
322,246
Hotel & Resort Real Estate Investment Trusts  0.9%
Apple Hospitality REIT, REIT  2,444,209 35,539
Host Hotels & Resorts, REIT  910,062 16,363
Invincible Investment (JPY) (4) 77,091 31,334
Pebblebrook Hotel Trust, REIT  899,926 12,374
95,610
Industrial Real Estate Investment Trusts  6.9%
EastGroup Properties, REIT  338,725 57,617
Goodman Group (AUD)  2,977,278 68,686
Mapletree Industrial Trust (SGD)  9,484,000 14,745
Mitsui Fudosan Logistics Park (JPY)  4,584 12,379
Prologis, REIT  2,570,428 288,685
Rexford Industrial Realty, REIT  2,444,282 108,991
Segro (GBP)  4,179,673 47,289
Terreno Realty, REIT  1,428,202 84,521
Warehouses De Pauw (EUR)  1,005,805 27,165
710,078
Multi-Family Residential Real Estate Investment
Trusts  5.1%
Apartment Investment & Management, Class A, REIT (1) 582,815 4,832
AvalonBay Communities, REIT  689,716 142,695
Boardwalk Real Estate Investment Trust (CAD)  365,358 18,823
Camden Property Trust, REIT  377,261 41,163
Canadian Apartment Properties REIT (CAD)  446,769 14,516
Comforia Residential REIT (JPY)  9,779 19,337
Equity Residential, REIT  1,790,603 124,160
Essex Property Trust, REIT  512,672 139,549
UNITE Group (GBP)  1,394,070 15,727
520,802
Office Real Estate Investment Trusts  0.9%
Derwent London (GBP)  416,786 11,909
Douglas Emmett, REIT  1,394,192 18,557
Gecina (EUR)  198,074 18,284
Kilroy Realty, REIT  1,159,489 36,141
SL Green Realty, REIT  192,020 10,876
95,767

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Other Specialized Real Estate Investment Trusts  0.5%
Gaming & Leisure Properties, REIT  1,242,861 56,190
56,190
Real Estate Development  0.1%
WHA (THB)  69,346,000 9,145
9,145
Real Estate Operating Companies  0.6%
LEG Immobilien (EUR)  458,620 37,468
StorageVault Canada (CAD)  3,586,972 12,218
Wharf Real Estate Investment (HKD)  5,283,000 14,002
63,688
Real Estate Services  0.3%
CBRE Group, Class A (1) 128,031 11,409
Colliers International Group  127,844 14,274
25,683
Retail Real Estate Investment Trusts  4.5%
Acadia Realty Trust, REIT  3,256,734 58,361
CapitaLand Integrated Commercial Trust (SGD)  16,804,700 24,467
Federal Realty Investment Trust, REIT  76,371 7,711
Japan Metropolitan Fund Invest (JPY)  14,274 8,031
Kimco Realty, REIT  1,215,045 23,645
Nexus Select Trust (INR)  7,048,313 11,788
Regency Centers, REIT  2,086,680 129,791
Scentre Group (AUD)  18,446,382 38,234
Simon Property Group, REIT  1,079,154 163,815
465,843
Self-Storage Real Estate Investment Trusts  3.2%
Big Yellow Group (GBP)  1,197,924 17,715
CubeSmart, REIT  1,697,759 76,688
Extra Space Storage, REIT  197,515 30,696
Public Storage, REIT  636,384 183,056
Shurgard Self Storage (EUR)  687,665 26,579
334,734
Single-Family Residential Real Estate Investment
Trusts  2.7%
American Homes 4 Rent, Class A, REIT  2,831,452 105,217
Equity LifeStyle Properties, REIT  1,479,069 96,332
Sun Communities, REIT  602,994 72,564
274,113
Telecom Tower Real Estate Investment Trusts  2.4%

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
American Tower, REIT  801,986 155,890
Crown Castle, REIT  400,723 39,151
SBA Communications, REIT  281,941 55,345
250,386
Timber Real Estate Investment Trusts  0.6%
Rayonier, REIT  814,753 23,701
Weyerhaeuser, REIT  1,487,128 42,220
65,921
Total Real Estate 3,723,671
UTILITIES  1.0%
Electric Utilities  0.7%
FirstEnergy  324,188 12,407
NextEra Energy  414,152 29,326
PG&E  739,394 12,910
Southern  235,350 18,256
72,899
Multi-Utilities  0.3%
Ameren  126,191 8,974
CenterPoint Energy  307,201 9,517
Dominion Energy  222,415 10,898
29,389
Total Utilities 102,288
Total Common Stocks (Cost $8,540,195) 9,681,120
CONVERTIBLE PREFERRED STOCKS  1.5%
CONSUMER STAPLES  0.0%
Agricultural Products & Services  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $7 (1)(2)(3) 397 1
Total Consumer Staples 1
INDUSTRIALS & BUSINESS SERVICES  0.0%
Electrical Components & Equipment  0.0%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $668 (1)(2)(3) 699,536 909
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $940 (1)(2)(3) 983,766 1,279
Total Industrials & Business Services 2,188

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS  1.5%
Copper  0.4%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $3,736 (1)(2)(3) 64,540 8,577
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $33,521 (1)(2)(3) 252,242 33,521
42,098
Diversified Metals & Mining  1.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $18,268 (1)(2)(3) 666,457 48,891
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $19,888 (1)(2)(3) 464,875 34,103
Kobold Metals, Series B-Prime-1, Acquisition Date: 3/21/23,
Cost $6,053 (1)(2)(3) 141,490 10,380
Sortera Tech, Series C-1, Acquisition Date: 4/13/23,
Cost $3,291 (1)(2)(3) 238,757 3,291
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $2,464 (1)(2)(3) 121,855 2,464
99,129
Specialty Chemicals  0.1%
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $9,143 (1)(2)(3) 696,477 9,395
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $2,466 (1)(2)(3) 234,786 3,082
12,477
Total Materials 153,704
Total Convertible Preferred Stocks (Cost $100,445) 155,893
EQUITY MUTUAL FUNDS  2.3%
Global X Copper Miners ETF  1,384,481 62,454
Global X U.S. Infrastructure Development ETF (4) 1,362,981 50,458
iShares U.S. Home Construction ETF (4) 273,813 27,672
SPDR S&P Homebuilders ETF (4) 515,999 52,157
SPDR S&P Oil & Gas Exploration & Production ETF (4) 171,496 24,947
VanEck Vectors Oil Services ETF (4) 70,267 22,217
Total Equity Mutual Funds (Cost $200,062) 239,905

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS  0.0%
ENERGY  0.0%
Oil & Gas Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $142 (1)(2)(3)(5) 141,772 149
Total Energy 149
Total Preferred Stocks (Cost $142) 149
SHORT-TERM INVESTMENTS  1.9%
Money Market Funds  1.0%
T. Rowe Price Treasury Reserve Fund, 5.37% (6)(7) 99,756,796 99,757
99,757
U.S. Treasury Obligations  0.9%
U.S. Treasury Bills, 5.171%, 11/29/24 (8) 74,505,000 72,908
U.S. Treasury Bills, 5.278%, 7/9/24 (8) 7,971,000 7,962
U.S. Treasury Bills, 5.292%, 9/19/24 (8) 5,950,000 5,881
U.S. Treasury Bills, 5.313%, 8/6/24 (8) 2,820,000 2,805
U.S. Treasury Bills, 5.314%, 7/18/24 (8) 890,000 888
U.S. Treasury Bills, 5.318%, 8/1/24  640,000 637
91,081
Total Short-Term Investments (Cost $190,866) 190,838
SECURITIES LENDING COLLATERAL  2.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.38% (6)(7) 94,925,315 94,925
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 94,925

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 5.38% (6)(7) 145,456,818 145,457
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 145,457
Total Securities Lending Collateral (Cost $240,382) 240,382
Total Investments in Securities
101.9% of Net Assets
(Cost $9,281,988) $ 10,516,132
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $159,319 and represents 1.5% of net assets.
(4) See Note 4 . All or a portion of this security is on loan at June 30, 2024.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
(7) Affiliated Companies
(8) At June 30, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
6M ADBB Six month AUD bank bill
ADR American Depositary Receipts
AUD Australian Dollar
BHD Bahrain Dinar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc

T. ROWE PRICE Real Assets Fund

.
.
.
.
.
.
.
.
.
.
CLP Chilean Peso
CNH Offshore China Renminbi
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble
SAR Saudi Riyal
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VND Vietnam Dong
ZAR South African Rand

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Total Return Swaps (0.0)%
Bank of America, Pay Underlying
Reference: iShares MSCI ACWI ETF
Monthly, Receive Variable 5.028%
(SOFR + (0.30)%) Monthly, 1/20/26 10,644 16 — 16
Bank of America, Receive Underlying
Reference: iShares Semiconductor ETF
Monthly, Pay Variable 5.710% (SOFR +
0.60%) Monthly, 1/20/26 12,163 (471) — (471)
Bank of America, Receive Underlying
Reference: VanEck Vietnam ETF
Monthly, Pay Variable 5.710% (SOFR +
0.60%) Monthly, 1/20/26 3,102 (124) — (124)
Citibank, Receive Underlying Reference:
Xtrackers FTSE Vietnam Swap UCITS
ETF Monthly, Pay Variable 6.627%
(SOFR + 1.30%) Monthly, 1/21/26 3,183 (199) — (199)
Goldman Sachs, Receive Underlying
Reference: ICE Semiconductor Monthly,
Pay Variable 5.328% (SOFR + 0.00%)
Monthly, 1/20/26 6,520 (151) — (151)
Morgan Stanley, Pay Underlying
Reference: iShares MSCI ACWI ETF
Monthly, Receive Variable 4.030%
(SOFR + (1.08)%) Monthly, 1/20/26 101,547 (234) — (234)
Morgan Stanley, Receive Underlying
Reference: AP Moller - Maersk, Class A
Monthly, Pay Variable 3.950% (1M DKK
CIBOR + 0.35%) Monthly, 1/20/26 (DKK) 536 2 — 2
Morgan Stanley, Receive Underlying
Reference: AP Moller - Maersk, Class A
Monthly, Pay Variable 3.950% (1M DKK
CIBOR + 0.35%) Monthly, 1/20/26 (DKK) 9,158 48 — 48
Morgan Stanley, Receive Underlying
Reference: AP Moller - Maersk, Class B
Monthly, Pay Variable 3.950% (1M DKK
CIBOR + 0.35%) Monthly, 1/20/26 (DKK) 1,043 5 — 5
Morgan Stanley, Receive Underlying
Reference: AP Moller - Maersk, Class B
Monthly, Pay Variable 3.950% (1M DKK
CIBOR + 0.35%) Monthly, 1/20/26 (DKK) 10,872 53 — 53

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Coloplast, Class B Monthly,
Pay Variable 3.950% (1M DKK CIBOR +
0.35%) Monthly, 1/20/26 (DKK) 1,352 1 — 1
Morgan Stanley, Receive Underlying
Reference: Coloplast, Class B Monthly,
Pay Variable 3.950% (1M DKK CIBOR +
0.35%) Monthly, 1/20/26 (DKK) 29,799 (89) — (89)
Morgan Stanley, Receive Underlying
Reference: Danske Bank Monthly, Pay
Variable 3.950% (1M DKK CIBOR +
0.35%) Monthly, 1/20/26 (DKK) 32,936 32 — 32
Morgan Stanley, Receive Underlying
Reference: Danske Bank Monthly, Pay
Variable 3.950% (1M DKK CIBOR +
0.35%) Monthly, 1/20/26 (DKK) 1,992 — — —
Morgan Stanley, Receive Underlying
Reference: DSV Monthly, Pay Variable
3.950% (1M DKK CIBOR + 0.35%)
Monthly, 1/20/26 (DKK) 1,655 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: DSV Monthly, Pay Variable
3.950% (1M DKK CIBOR + 0.35%)
Monthly, 1/20/26 (DKK) 43,086 (58) — (58)
Morgan Stanley, Receive Underlying
Reference: Genmab Monthly, Pay
Variable 3.950% (1M DKK CIBOR +
0.35%) Monthly, 1/20/26 (DKK) 670 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Genmab Monthly, Pay
Variable 3.950% (1M DKK CIBOR +
0.35%) Monthly, 1/20/26 (DKK) 27,243 (124) — (124)
Morgan Stanley, Receive Underlying
Reference: Novo Nordisk, Class B
Monthly, Pay Variable 3.950% (1M DKK
CIBOR + 0.35%) Monthly, 1/20/26 (DKK) 62,392 217 — 217
Morgan Stanley, Receive Underlying
Reference: Novonesis, Class B Monthly,
Pay Variable 3.950% (1M DKK CIBOR +
0.35%) Monthly, 1/20/26 (DKK) 33,253 286 — 286
Morgan Stanley, Receive Underlying
Reference: Novonesis, Class B Monthly,
Pay Variable 3.950% (1M DKK CIBOR +
0.35%) Monthly, 1/20/26 (DKK) 1,016 1 — 1

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Orsted Monthly, Pay Variable
3.950% (1M DKK CIBOR + 0.35%)
Monthly, 1/20/26 (DKK) 751 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Orsted Monthly, Pay Variable
3.950% (1M DKK CIBOR + 0.35%)
Monthly, 1/20/26 (DKK) 18,988 (97) — (97)
Morgan Stanley, Receive Underlying
Reference: Pandora Monthly, Pay
Variable 3.950% (1M DKK CIBOR +
0.35%) Monthly, 1/20/26 (DKK) 21,060 — — —
Morgan Stanley, Receive Underlying
Reference: Svitzer Group Monthly, Pay
Variable 3.950% (1M DKK CIBOR +
0.35%) Monthly, 1/20/26 (DKK) 412 1 — 1
Morgan Stanley, Receive Underlying
Reference: Tryg Monthly, Pay Variable
3.950% (1M DKK CIBOR + 0.35%)
Monthly, 1/20/26 (DKK) 11,647 35 — 35
Morgan Stanley, Receive Underlying
Reference: Tryg Monthly, Pay Variable
3.950% (1M DKK CIBOR + 0.35%)
Monthly, 1/20/26 (DKK) 974 2 — 2
Morgan Stanley, Receive Underlying
Reference: Vanguard FTSE All World
ex-US Small-Cap ETF Monthly, Pay
Variable 5.728% (SOFR + 0.40%)
Monthly, 1/20/26 103,235 (895) — (895)
Morgan Stanley, Receive Underlying
Reference: Vestas Wind Systems
Monthly, Pay Variable 3.950% (1M DKK
CIBOR + 0.35%) Monthly, 1/20/26 (DKK) 227 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Vestas Wind Systems
Monthly, Pay Variable 3.950% (1M DKK
CIBOR + 0.35%) Monthly, 1/20/26 (DKK) 41,721 (485) — (485)
Total Bilateral Total Return Swaps — (2,240)
Total Bilateral Swaps — (2,240)

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Interest Rate Swaps (0.1)%
10 Year Interest Rate Swap, Receive
Fixed 4.341% Semi-Annually, Pay
Variable 4.468% (6M ADBB) Semi-
Annually, 2/9/34 (AUD) 53,509 (539) — (539)
10 Year Interest Rate Swap, Receive
Fixed 4.343% Semi-Annually, Pay
Variable 4.468% (6M ADBB) Semi-
Annually, 2/9/34 (AUD) 52,804 (527) — (527)
10 Year Interest Rate Swap, Receive
Fixed 4.366% Semi-Annually, Pay
Variable 4.468% (6M ADBB) Semi-
Annually, 2/9/34 (AUD) 52,804 (459) — (459)
10 Year Interest Rate Swap, Receive
Fixed 4.368% Semi-Annually, Pay
Variable 4.477% (6M ADBB) Semi-
Annually, 2/13/34 (AUD) 53,237 (461) — (461)
10 Year Interest Rate Swap, Receive
Fixed 4.370% Semi-Annually, Pay
Variable 4.468% (6M ADBB) Semi-
Annually, 2/9/34 (AUD) 132,009 (1,123) — (1,123)
10 Year Interest Rate Swap, Receive
Fixed 4.370% Semi-Annually, Pay
Variable 4.477% (6M ADBB) Semi-
Annually, 2/13/34 (AUD) 53,236 (454) — (454)
10 Year Interest Rate Swap, Receive
Fixed 4.375% Semi-Annually, Pay
Variable 4.468% (6M ADBB) Semi-
Annually, 2/9/34 (AUD) 52,804 (435) — (435)
10 Year Interest Rate Swap, Receive
Fixed 4.381% Semi-Annually, Pay
Variable 4.477% (6M ADBB) Semi-
Annually, 2/13/34 (AUD) 59,395 (470) — (470)
Total Centrally Cleared Interest Rate Swaps (4,468)
Total Centrally Cleared Swaps (4,468)
Net payments (receipts) of variation margin to date 5,766
Variation margin receivable (payable) on centrally cleared swaps $ 1,298

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/15/24 NOK 720,263 USD 68,227 $ (736)
Barclays Bank 7/12/24 TRY 1,344,020 USD 40,334 176
BNP Paribas 7/15/24 IDR 277,738,329 USD 17,049 (82)
BNP Paribas 7/15/24 INR 4,475,700 USD 53,563 86
BNP Paribas 7/15/24 USD 69,463 SEK 718,340 1,629
Citibank 7/15/24 PLN 187,210 USD 46,381 115
Citibank 7/18/24 ILS 346,275 USD 93,732 (1,979)
Citibank 7/18/24 USD 93,436 ILS 346,275 1,683
UBS Investment Bank 7/15/24 USD 140,328 CHF 124,693 1,249
UBS Investment Bank 7/15/24 USD 35,675 CNH 257,273 384
Wells Fargo 7/12/24 JPY 20,730,856 USD 132,434 (3,300)
Wells Fargo 7/15/24 CLP 85,931,720 USD 95,145 (3,841)
Wells Fargo 7/15/24 USD 94,106 CLP 85,931,720 2,802
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1,814)

T. ROWE PRICE Real Assets Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 4,380 OMX Swedish Index contracts 7/24 106,535 $ (72)
Long, 144 E-Mini Index Health Care Sector
contracts 9/24 21,449 8
Short, 2,852 Euro STOXX contracts 9/24 (150,457) 1,798
Short, 3,549 Government of Canada ten year bond
contracts 9/24 (311,486) (2,522)
Long, 1,430 Kospi 200 Index contracts 9/24 100,341 4,159
Short, 325 MSCI EAFE Index contracts 9/24 (38,077) (79)
Short, 2,046 MSCI Emerging Markets Index
contracts 9/24 (111,323) (1)
Short, 260 MSCI World Index contracts 9/24 (29,260) (335)
Long, 342 S&P 500 E-Mini Index contracts 9/24 94,418 124
Long, 377 S&P 500 E-Mini Index Energy Sector
contracts 9/24 36,403 1,336
Short, 652 S&P 500 E-Mini Index Real Estate
Select Sector contracts 9/24 (31,011) (231)
Long, 394 S&P 500 E-Mini Index Technology
Sector contracts 9/24 90,943 (1,028)
Long, 209 TOPIX Index contracts 9/24 36,509 795
Net payments (receipts) of variation margin to date (2,331)
Variation margin receivable (payable) on open futures contracts $ 1,621

T. ROWE PRICE Real Assets Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.38% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 5.37% — — 5,427
Totals $ —# $ — $ 5,427+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government
Reserve Fund, 5.38% $ 262,380  ¤  ¤ $ 240,382
T. Rowe Price Treasury
Reserve Fund, 5.37% 309,537  ¤  ¤ 99,757
Total $ 340,139^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $5,427 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $340,139.

T. ROWE PRICE Real Assets Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $9,281,988) $ 10,516,132
Receivable for investment securities sold 43,759
Dividends receivable 19,266
Foreign currency (cost $11,440) 11,422
Unrealized gain on forward currency exchange contracts 8,124
Due from affiliates 4,689
Receivable for shares sold 1,667
Variation margin receivable on futures contracts 1,621
Variation margin receivable on centrally cleared swaps 1,298
Unrealized gain on bilateral swaps 699
Other assets 4,784
Total assets 10,613,461
Liabilities
Obligation to return securities lending collateral 240,382
Payable for investment securities purchased 31,044
Unrealized loss on forward currency exchange contracts 9,938
Investment management fees payable 5,347
Unrealized loss on bilateral swaps 2,939
Payable for shares redeemed 948
Payable to directors 8
Other liabilities 2,758
Total liabilities 293,364
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 10,320,097

T. ROWE PRICE Real Assets Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 813,388
Paid-in capital applicable to 716,943,215 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares
authorized 9,506,709
NET ASSETS $ 10,320,097
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $86,241; Shares outstanding: 5,975,758) $ 14.43
I Class
(Net assets: $1,255,651; Shares outstanding: 88,042,003) $ 14.26
Z Class
(Net assets: $8,978,205; Shares outstanding:
622,925,454) $ 14.41

T. ROWE PRICE Real Assets Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $3,666) $ 145,293
.
  Interest 1,897
Securities lending 642
Total income 147,832
Expenses
Investment management 31,570
Shareholder servicing
Investor Class $ 123
I Class 88 211
Prospectus and shareholder reports
Investor Class 9
I Class 3
Z Class 4 16
Custody and accounting 449
Registration 136
Legal and audit 77
Directors 17
Miscellaneous 67
Waived / paid by Price Associates (28,057)
Total expenses 4,486
Net investment income 143,346

T. ROWE PRICE Real Assets Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $119) (9,584)
Futures 50,283
Swaps 1,531
Forward currency exchange contracts (23,959)
Foreign currency transactions (1,490)
Net realized gain 16,781
Change in net unrealized gain / loss
Securities 81,909
Futures (18,757)
Swaps (6,272)
Forward currency exchange contracts (9,239)
Other assets and liabilities denominated in foreign currencies (274)
Change in net unrealized gain / loss 47,367
Net realized and unrealized gain / loss 64,148
INCREASE IN NET ASSETS FROM OPERATIONS $ 207,494

T. ROWE PRICE Real Assets Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 143,346 $ 240,231
Net realized gain (loss) 16,781 (249,338)
Change in net unrealized gain / loss 47,367 644,965
Increase in net assets from operations 207,494 635,858
Distributions to shareholders
Net earnings
Investor Class – (2,187)
I Class – (21,595)
Z Class – (197,501)
Decrease in net assets from distributions – (221,283)
Capital share transactions
*
Shares sold
Investor Class 6,590 20,056
I Class 129,069 346,585
Z Class 982,288 2,658,389
Distributions reinvested
Investor Class – 2,167
I Class – 21,556
Z Class – 197,501
Shares redeemed
Investor Class (63,474) (31,806)
I Class (47,097) (88,923)
Z Class (544,541) (514,156)
Increase in net assets from capital share
transactions 462,835 2,611,369

T. ROWE PRICE Real Assets Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Net Assets
Increase during period 670,329 3,025,944
Beginning of period 9,649,768 6,623,824
End of period $ 10,320,097 $ 9,649,768
*Share information (000s)
Shares sold
Investor Class 468 1,459
I Class 9,214 25,677
Z Class 71,043 193,961
Distributions reinvested
Investor Class – 158
I Class – 1,596
Z Class – 14,522
Shares redeemed
Investor Class (4,477) (2,318)
I Class (3,361) (6,465)
Z Class (39,250) (37,449)
Increase in shares outstanding 33,637 191,141

T. ROWE PRICE Real Assets Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Real Assets Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth of capital. The fund has three classes of shares: the Real Assets Fund
(Investor Class), the Real Assets Fund–I Class (I Class) and the Real Assets
Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes;
and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such

T. ROWE PRICE Real Assets Fund

information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Real Assets Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Real Assets Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent

T. ROWE PRICE Real Assets Fund

pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Real Assets Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Closed-End Mutual Funds $ — $ 7,845 $ — $ 7,845
Common Stocks 6,161,382 3,516,461 3,277 9,681,120
Convertible Preferred Stocks — — 155,893 155,893
Equity Mutual Funds 239,905 — — 239,905
Preferred Stocks — — 149 149
Short-Term Investments 99,757 91,081 — 190,838
Securities Lending Collateral 240,382 — — 240,382
Total Securities 6,741,426 3,615,387 159,319 10,516,132
Swaps — 699 — 699
Forward Currency Exchange
Contracts — 8,124 — 8,124
Futures Contracts* 8,220 — — 8,220
Total $ 6,749,646 $ 3,624,210 $ 159,319 $ 10,533,175
Liabilities
Swaps* $ — $ 7,407 $ — $ 7,407
Forward Currency Exchange
Contracts — 9,938 — 9,938
Futures Contracts* 4,268 — — 4,268
Total $ 4,268 $ 17,345 $ — $ 21,613
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Real Assets Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2024, totaled $38,877,000 for the six months ended June 30, 2024.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
6/30/24
Investment in Securities
Common Stocks $ 3,490 $ (213) $ — $ 3,277
Convertible Preferred Stocks 115,880 39,090 923 155,893
Preferred Stocks 149 — — 149
Total $ 119,519 $ 38,877 $ 923 $ 159,319

T. ROWE PRICE Real Assets Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Foreign exchange derivatives Forwards $ 8,124
Equity derivatives Bilateral Swaps and Premiums, Futures 8,919
*
Total $ 17,043
*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 6,990
Foreign exchange derivatives Forwards 9,938
Equity derivatives Bilateral Swaps and Premiums, Futures 4,685
Total $ 21,613
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Real Assets Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ — $ 3,430 $ — $ (164) $ 3,266
Foreign exchange
derivatives — — (23,959) — (23,959)
Equity derivatives (7,152) 46,853 — 1,695 41,396
Total $ (7,152) $ 50,283 $ (23,959) $ 1,531 $ 20,703
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ (2,522) $ — $ (4,505) $ (7,027)
Foreign exchange
derivatives — — (9,239) — (9,239)
Equity derivatives 3,427 (16,235) — (1,767) (14,575)
Total $ 3,427 $ (18,757) $ (9,239) $ (6,272) $ (30,841)
^ Options purchased are reported as securities.

T. ROWE PRICE Real Assets Fund

Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties

T. ROWE PRICE Real Assets Fund

to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2024, securities valued at $7,689,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of June 30, 2024, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $1,660,000 cash and securities valued at
$1,581,000. As of June 30, 2024, securities valued at $71,017,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 5% and 11% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and

T. ROWE PRICE Real Assets Fund

purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 5% and
11% of net assets.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk.
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the

T. ROWE PRICE Real Assets Fund

options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 13% of net assets.
Swaps  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency

T. ROWE PRICE Real Assets Fund

rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and
7% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject

T. ROWE PRICE Real Assets Fund

to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2024, the value of loaned securities was $233,401,000, the value of cash collateral and related investments was $240,382,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,401,203,000 and
$1,659,490,000, respectively, for the six months ended June 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance

T. ROWE PRICE Real Assets Fund

with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2023, the fund had
$379,527,000 of available capital loss carryforwards.
At June 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $9,440,025,000. Net unrealized gain aggregated $1,071,301,000 at period-end, of which $1,574,986,000 related to appreciated investments and $503,685,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Real Assets Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s
Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class's ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class's net assets grow or expenses decline sufficiently to allow repayment without causing the class's net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class's current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE Real Assets Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2024 as indicated in the table below. At June 30, 2024, there were no amounts subject to repayment by the fund and remain subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.99% 0.05% 0.00%
Expense limitation date 02/28/27 02/28/27 N/A
(Waived)/repaid during the period ($000s) $— $36 $(28,093)

T. ROWE PRICE Real Assets Fund

accounts invested in the Investor Class. For the six months ended June 30,
2024, expenses incurred pursuant to these service agreements were $60,000 for Price Associates; $83,000 for T. Rowe Price Services, Inc.; and $1,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2024, the fund was charged $70,000 for shareholder servicing costs related to the college savings plans, of which $20,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2024, approximately 42% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2024, approximately 41% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price

T. ROWE PRICE Real Assets Fund

Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of June 30, 2024.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Real Assets Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd, T. Rowe Price Hong Kong
Limited, and T. Rowe Price Australia Limited (Subadvisers) on behalf of the fund.
In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and
Subadvisers and the approval of the Advisory Contract and Subadvisory Contracts.
The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadvisers’ senior management teams and investment personnel

T. ROWE PRICE Real Assets Fund

involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Real Assets Fund

transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Real Assets Fund

the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group) and third quintile (Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group and Expense
Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Real Assets Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F176-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Assets Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024